UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

——————————
FORM N-CSR S
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-06142

THE JAPAN EQUITY FUND, INC.

(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302-3051

(Address of principal executive offices) (Zip code)

c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302-3051

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (201) 915-3054

DATE OF FISCAL YEAR END:  October 31

DATE OF REPORTING PERIOD:  April 30, 2010

The Japan Equity Fund, Inc.

Item 1.  Reports to Stockholders.

General Information (unaudited)

The Fund

The Japan Equity Fund, Inc. (the "Fund") is a diversified, closed-end management investment company.  The investment objective of the Fund is to outperform over the long term, on a total return basis (including appreciation and dividends), the Tokyo Stock Price Index ("TOPIX"), a composite market-capitalization weighted index of all common stocks listed on the First Section of the Tokyo Stock Exchange ("TSE").  The Fund seeks to achieve its investment objective by investing substantially all of its assets in equity securities of companies listed on the TSE or listed on the over-the-counter market in Japan or listed on other stock exchanges in Japan.  Daiwa SB Investments (U.S.A.) Ltd. is the Fund's Investment Manager.  Daiwa SB Investments Ltd. is the Fund's Investment Adviser.  The Fund implements an "active" portfolio management policy, which is an approach that involves quantitative valuation of securities to identify an appropriate universe of securities from which to select investments, with judgmental analysis then applied to this universe to determine the actual investments to be made by the Fund.

Stockholder Information

The Fund's shares are listed on the New York Stock Exchange ("NYSE").  The Fund understands that its shares may trade periodically on certain exchanges other than the NYSE, but the Fund has not listed its shares on those other exchanges and does not encourage trading on those exchanges.

The Fund's NYSE trading symbol is "JEQ".  The Fund's daily NAV is available by visiting www.daiwast.com or calling (800) 933-3440 or (201) 915-3020.  Also, the Fund's website includes press releases, a monthly market review and a list of the Fund's top ten industries and holdings.  The Fund has also placed its Fund governance documents on its website under the section titled "Information" which includes the Fund's proxy voting policies and procedures, its code of ethics and its audit committee charter.

Inquiries

Inquiries concerning your registered share account should be directed to the American Stock Transfer & Trust Company (the "Plan Agent") at the number noted on the next page.  All written inquiries should be directed to The Japan Equity Fund, Inc., c/o Daiwa Securities Trust Company, One Evertrust Plaza, 9th Floor, Jersey City, NJ 07302-3051.

Proxy Voting Policies and Procedures

A description of the policies and procedures that are used by the Fund's Manager to determine how to vote proxies relating to the Fund's portfolio securities is available (1) without charge, upon request, by calling collect (201) 915-3054; (2) by visiting www.daiwast.com; and (3) as an exhibit to the Fund's annual report on Form N-CSR which is available on the website of the Securities and Exchange Commission (the "Commission") at www.sec.gov. Information regarding how the Manager votes these proxies is now available by calling the same number and is available on the Commission's website.  The Fund has filed with the Commission its report on Form N-PX covering the Fund's proxy voting record for the 12-month period ended June 30, 2009.

Quarterly Portfolio of Investments

A Portfolio of Investments is filed with the Commission as of the end of the first and third quarters of each fiscal year on Form N-Q and is available on the Commission's website at www.sec.gov and the Fund's website at www.daiwast.com. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.  The quarterly Portfolio of Investments will be made available without charge, upon request, by calling (201) 915-3054.

Certifications

The Fund's principal executive officer has certified to the NYSE that, as of June 2, 2010, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards.  The Fund also has included the certifications of the Fund's principal executive officer and principal financial officer as required by Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 in the Fund's Form N-CSR filed with the Commission for the period of this report.

Dividend Reinvestment and Cash Purchase Plan

A Dividend Reinvestment and Cash Purchase Plan (the "Plan") is available to provide Stockholders with automatic reinvestment of dividends and capital gain distributions in additional Fund shares.  The Plan also allows you to make optional annual cash investments in Fund shares through the Plan Agent.  A brochure fully describing the Plan's terms and conditions is available on the Fund's website at www.daiwast.com and from the Plan Agent by calling (866) 669-9904 or by writing The Japan Equity Fund, Inc., c/o the American Stock Transfer & Trust Company, 59 Maiden Lane, New York, NY 10038.

The Japan Equity Fund, Inc.

Stockholder Letter (unaudited)

May 14, 2010

Dear Stockholders:

It is our pleasure on behalf of the Board of Directors to present the Semi-Annual Report for The Japan Equity Fund, Inc. (the "Fund") for the six months ended April 30, 2010.

Performance Review

Table 1. Net Asset Value ("NAV") performance in comparison with the benchmark (TOPIX),
U.S. Dollar ("USD") base

Latest 6 Months (Nov 09 – April 10) %
JEQ (NAV)	9.46
Benchmark (TOPIX)	7.24
Excess Return	2.22

Table 2. Portfolio return (equity portion of the Fund's portfolio) performance in comparison with the benchmark (TOPIX), Japanese Yen ("JPY") base

Latest 6 Months (Nov 09 – April 10) %
JEQ (Equity Only)	13.59
Benchmark (TOPIX)	11.43
Excess Return	2.16

Comment

•
During the period from November 2009 to April 2010, the NAV of the Fund increased by 9.46% in USD terms.  The TOPIX Index ("TOPIX") rose 7.24% over the same period and, as a result, the Fund outperformed the benchmark by 2.22% in USD terms.

•	In JPY terms, the equity portion of the Fund increased 13.59%, while the TOPIX returned 11.43%.

•
Relative to the TOPIX, the sector selection effect was +0.75%, while the stock selection contributed +1.41% (see Table 3) to the Fund's return.  As shown in Table 4, the major positive contributors to the sector selection effect were the Fund's overweight position in Electrical Appliances and Wholesale Trade and underweight positions in Electric Power & Gas and Air Transportation.  The Tokyo market performed well during the period, as a recovery in the global economy proved to be a factor in stock price levels.  Accordingly, cyclical stocks outperformed their defensive counterparts.

•
Stock selection in Chemicals, Banks and Transport Equipment contributed positively, while selection in Pharmaceuticals and Nonferrous Metals carried a negative impact, albeit a slight one. Major positive contributors for the six-month period were Hitachi, Ltd. ("Hitachi"), Asahi Glass Co., Ltd. and Ricoh Co., Ltd. ("Ricoh"), while Rohto Pharmaceutical Co. ("Rohto Pharmaceutical"), Ltd. and Shimachu Co., Ltd. ("Shimachu") contributed negatively.

•
Specifically, Hitachi is likely to post positive net income in the fiscal year ending March 2011, the first time in five years, thanks to the recovery in the global economy. Burgeoning demand for liquid crystal displays ("LCDs") from emerging regions has had a positive impact on Asahi Glass, which manufactures glass used in LCDs. Ricoh, an office equipment manufacturer, has benefitted from improved demand for copiers and printers in developed countries.  On the other hand, defensive companies such as Rohto Pharmaceutical and domestic demand-related names like Shimachu performed relatively poorly in the recent market rally, as investors shifted their focus from defensive stocks into cyclical names.

Table 3.  Attribution Analysis Summary, JPY base

Latest 6 Months (Nov 09 – April 10) %
JEQ (Equity Only)	13.59
Benchmark (TOPIX)	11.43
Excess Return	2.16
Breakdown
Sector Selection	0.75
Stock Selection	1.41
Others	0.00
Total	2.16

The Japan Equity Fund, Inc.

Table 4. Sector & Stock Selection Effects, Sector by Sector (Latest 6 Months)

	Portfolio Position %	Benchmark Weight %	Portfolio Return %	Benchmark Return %	Sector Allocation Effect %	Stock Selection Effect %
Fishery, Agriculture & Forestry	0.00	0.10	0.00	0.54	0.01	0.00
Mining	0.06	0.41	–10.66	–8.88	0.06	0.00
Construction	1.89	1.98	9.10	12.34	0.00	–0.04
Foods	2.52	3.36	3.77	3.53	0.04	0.02
Textiles& Apparel	0.00	0.88	0.00	10.31	0.01	0.00
Pulp & Paper	0.63	0.38	12.95	9.64	–0.01	0.02
Chemicals	7.41	5.86	21.58	14.58	0.05	0.49
Pharmaceutical	3.68	4.22	–3.84	1.79	0.05	–0.23
Oil & Coal Products	0.38	0.66	25.87	13.77	–0.02	0.05
Rubber Products	0.80	0.57	3.32	5.27	–0.01	–0.01
Glass & Ceramic Products	1.63	1.23	38.34	24.97	0.05	0.19
Iron & Steel	1.98	2.63	13.71	7.43	0.00	0.13
Nonferrous Metals	2.49	1.23	1.80	10.09	–0.01	–0.22
Metal Products	1.20	0.68	25.81	18.35	0.04	0.07
Machinery	4.33	4.64	13.49	13.95	–0.01	–0.02
Electrical Appliances	17.30	14.71	20.74	20.15	0.20	0.09
Transport Equipment	10.59	10.11	11.30	8.67	–0.01	0.26
Precision Instruments	0.73	1.60	23.34	15.28	–0.03	0.06
Other Products	1.13	2.29	14.65	24.05	–0.11	–0.05
Wholesale Trade	6.82	5.10	19.89	17.04	0.13	0.22
Retail Trade	4.46	3.52	11.50	14.67	0.01	–0.16
Banks	9.02	9.58	5.38	2.26	0.02	0.29
Other Financing Business	0.61	0.71	45.26	33.45	–0.02	0.08
Securities & Commodities Futures	1.50	1.88	0.57	3.00	0.03	–0.04
Insurance	3.57	2.20	22.55	21.05	0.12	0.05
Real Estate	2.25	2.31	19.03	15.12	–0.02	0.08
Land Transportation	3.27	3.85	13.14	8.01	0.01	0.16
Marine Transportation	0.09	0.53	–3.81	24.73	–0.08	–0.03
Air Transportation	0.00	0.36	0.00	–18.97	0.14	0.00
Warehouse & Harbor Transportation	0.00	0.23	0.00	15.29	–0.01	0.00
Info & Communication	4.54	5.50	8.02	7.33	–0.01	0.03
Electric Power & Gas	3.16	5.08	6.88	6.23	0.15	0.04
Services	1.96	1.61	2.61	11.99	–0.03	–0.13
	100.00	100.00	13.59	11.43	0.75	1.41

Market Review (November 2009 – April 2010)

In the six-month period from November 2009 to April 2010, the TOPIX returned 11.59% in JPY terms.  Although the return for the period was remarkably good, the Tokyo market did not post a single-directional rally, but rather it experienced selling pressure on two separate occasions.  The first occurred in November, amid a sharp appreciation in the JPY and a glut of stock offering announcements, while the second, in late January, was prompted by concerns about the U.S. economy and the sovereign debt troubles of Greece and other peripheral European countries.  The stock market dipped sharply on each occasion, although it quickly digested these concerns and continued to rise, as the recoveries in corporate earnings and the Japanese economy have remained intact, thanks in part to a stabilization of the JPY/USD exchange rate.

We expect the Tokyo market to experience a bumpy ride over the next several months, as market participants will need to determine whether or not the sustainable growth demonstrated so far by Japanese companies is viable in the long term. Indeed, aggregate net income is expected to nearly double in the fiscal year ending March 2011.  Our focus will, thus, shift to corporate earnings in the next fiscal year ending March 2012.  However, we remain optimistic regarding the fundamentals of Japanese corporations, and below is a review of this and several other issues currently surrounding the Tokyo market:

1.	Bright corporate profit outlook
Earnings announcement season kicked off in late April, and results thus far have been mostly better than expected thanks to both a recovery in demand from emerging countries and the improved profitability of Japanese companies.  According to the Nikkei, the aggregate net profit of Japan-listed companies is expected to grow by more than 70% in the year ending March 2011.

2.	Retail sector
Market participants' views of Japanese retail stocks have improved lately with the gradual extension of an export-driven recovery.  Retailers, which have long struggled with deflationary pressure, are likely to experience a bottoming out of the declining same-store sales trend in the near future, as the Japanese people seem to be getting tired of suppressing their consumption.  In addition, government cash handouts for households with children aged 15 and under are slated to commence, which will support the consumption of various goods and services, including clothing and education.  At the very least, a segment of the retail sector will benefit from these subsidies.

3.	Sovereign debt crisis
A logical conclusion to be drawn from the sovereign debt crisis in Europe is that any economic recovery in European countries will likely lag behind that of other nations, including Asian emerging countries, the United States and Japan.  The financial burden from the Greek bailout and indications of further delays in Europe's disengagement from its monetary policy will continue to exert pressure on the euro, and that currency is likely to depreciate against both the USD and JPY going forward. Asian currencies are expected to be the strongest, followed by the USD, the JPY and the euro.  A primary concern is the negative impact that a weaker euro may have on Japanese corporate profits, although it should prove less significant than a comparable decline of the USD.  In the long term, the Greek sovereign debt crisis will lend momentum to calls for greater fiscal discipline in Japan, despite the fact that the country's status as one of the world's largest creditors implies that it is in no position to face a near-term debt crisis of its own.

4.	Chinese credit tightening
Economic growth in China, backed by enormous fiscal stimuli after the Lehman bankruptcy, has fuelled a rapid economic recovery, at least in the Far East. There is reason to worry, at this point, about the potential negative impact of tighter credit in China and, to a lesser extent, in other emerging countries such as India and Brazil.  In fact, the Chinese equity market has fallen into a correction, owing to fears of tighter credit.  Although there has been a lot of froth in the property markets, the same cannot be said of the Chinese stock market, especially as the Shanghai market stands at roughly half of its October 2007 peak, and is trading at an average P/E ratio of 16.  Chinese equities, having recovered quickly from the Lehman bankruptcy, are now experiencing a normal correction, one that can be attributed to the move to tighten credit. Chinese authorities, having studied Japan's mistake of fostering and then bursting bubbles in the late 1980's and early 1990's, will not induce a hard landing for the Chinese economy.

With regard to sector strategy, we remain overweight in cyclical sectors such as Materials, Industrials and Consumer Discretionary, and underweight in defensive sectors such as Utilities, Health Care and Consumer Staples.  We will maintain neutral weights in Financials and Telecom, and will continue to focus on the beneficiaries of higher private consumption growth and infrastructure developments in Asia.

The Japan Equity Fund, Inc.

Fund Performance

During the six months ended April 30, 2010, the Fund's market price on the New York Stock Exchange ("NYSE") ranged from a low of $4.74 per share on November 19, 2009 to a high of $6.02 on April 14, 2010.  The Fund's NYSE market price closed at $5.90 per share on April 30, 2010.

The NYSE market price in relation to the Fund's net asset value per share during the six months ended April 30, 2010, ranged from a high discount of 17.22% on November 30, 2009 to a low discount of 8.61% on March 10, 2010, and ended the period at a discount of 9.09%.

The Fund has not invested in derivative securities.  Although foreign currency hedging is permitted, the Fund has not engaged in any foreign currency hedging.

Portfolio Management

Mr. Koichi Ogawa, CFA, is the Executive Director and Chief Portfolio Manager of Daiwa SB Investments Ltd. ("DSBI") for all international clients.  A senior member of the Investment Policy Committee (IPC) of DSBI, Mr. Ogawa has 38 years of investment experience and has been responsible for Japan stock selection since 1984.  He spent nine years with Daiwa Securities as an institutional research analyst and three years in New York analyzing U.S. securities.  He graduated from Tohoku University with a B.A. in law in 1972.

Mr. Naoto Nagai, CFA, is a Senior Portfolio Manager and International Clients Group Leader, with a total of 14 years of experience in the Japanese and global equity markets. Prior to joining Daiwa SB Investments in 2006, he was a fund manager and research analyst at Resona Trust Company Japan.  In 1996 he earned an MBA from the University of Rochester and in 1991 he graduated from the University of Osaka Prefecture with a B.S. in chemistry.  He assumed the day-to-day portfolio management responsibilities for the Fund, effective October 18, 2006.

Effective November 2, 2009, Mr. Takahiro Ueno, CFA/CMA, a Senior Portfolio Manager with 15 years of experience joined the investment management team. Prior to joining Daiwa SB Investments in 2001, he was a fixed income trader at Sumitomo Bank.  In 1995 he earned a B.S. degree in engineering from Kyoto University.

We thank you for your support of The Japan Equity Fund, Inc. and your continued interest in the Japanese economy and marketplace.

Sincerely,

/s/ Yoshihiro Fujisawa	/s/ Yoshiaki Uematsu
YOSHIHIRO FUJISAWA	YOSHIAKI UEMATSU
Chairman of the Board	President

The Japan Equity Fund, Inc.

Portfolio of Investments
April 30, 2010 (unaudited)

COMMON STOCKS—98.62%

Shares		Value	Shares		Value
Banks—8.34%			Construction—2.02%
151,000	Chuo Mitsui Trust Holdings, Inc.	$575,482	420,000	Haseko Corp.*	$440,186
709,500	Mitsubishi UFJ Financial Group, Inc.	3,710,491	120,000	Sumitomo Forestry Co., Ltd.	1,008,681
405,000	Mizuho Financial Group, Inc.	780,330	37,000	Toshiba Plant Systems & Services Corp.	448,497
					1,897,364
209,000	The Bank of Yokohama, Ltd.	1,086,375	Cosmetics—0.38%
18,000	The Chiba Bank, Ltd.	113,953	13,300	Mandom Corp.	352,001
257,000	The Sumitomo Trust & Banking Co., Ltd.	1,550,815	Electric Appliances—14.86%
		7,817,446	19,800	Canon Inc.	912,863
Chemicals—5.50%			29,700	Hamamatsu Photonics K.K.	849,245
201,000	Asahi Kasei Corp.	1,129,907	286,000	Hitachi Ltd.	1,265,594
44,300	Fujifilm Holdings Corp.	1,519,500	15,800	Kyocera Corp.	1,587,360
95,000	Mitsubishi Chemical Holdings Corp.	505,875	59,000	Minebea Co., Ltd.	343,532
32,000	Nihon Parkerizing Co., Ltd.	455,304	122,000	Mitsubishi Electric Corp.	1,088,778
12,800	Shin-Etsu Chemical Co., Ltd.	738,514	23,500	Murata Manufacturing Co. Ltd.	1,393,182
15,500	Shiseido Co., Ltd.	323,423	150,000	NEC Corp.	495,448
20,000	Sumitomo Chemical Co., Ltd.	94,432	8,500	Nidec Corp.	875,556
155,000	Ube Industries, Ltd.	393,817	121,000	Panasonic Corp.	1,770,294
		5,160,772	52,500	Sony Corp.	1,817,436
Communication—3.96%			39,000	Stanley Electric Co., Ltd.	798,084
155	KDDI Corp.	747,433	25,000	Toshiba Corp.	145,035
42,900	NTT Corp.	1,737,164	24,000	Yamatake Corp.	594,791
791	NTT DoCoMo, Inc.	1,225,941			13,937,198
		3,710,538

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

Portfolio of Investments (continued)
April 30, 2010 (unaudited)

COMMON STOCKS (continued)

Shares		Value	Shares		Value
Electric Power & Gas—2.12%			52,000	Yamato Holdings Co., Ltd.	$743,722
24,500	Electric Power Development Co., Ltd.	$750,873			3,592,070
49,600	Tokyo Electric Power Co., Inc.	1,237,637	Machinery—6.14%
		1,988,510	52,500	Komatsu Ltd.	1,059,337
Foods—2.60%			19,800	Makita Corp.	613,117
138,000	Ajinomoto Co., Inc.	1,292,928	442,000	Mitsubishi Heavy Industries, Ltd.	1,778,107
21,500	Nissin Foods Holdings Co., Ltd.	718,108	97,000	Ricoh Co., Ltd.	1,649,185
13,000	Unicharm Petcare Corp.	430,764	100,000	Sumitomo Heavy Industries, Ltd.	659,538
		2,441,800			5,759,284
Glass & Ceramic Products—1.43%			Metal Products—1.01%
113,000	Asahi Glass Co., Ltd.	1,342,219	48,400	JS Group Corp.	950,989
Insurance—4.48%			Non-Ferrous Metals—2.68%
304	Dai-ichi Life Insurance Co., Ltd.	516,536	130,300	Sumitomo Electric Industries, Ltd	1,608,404
76,090	MS&AD Insurance Group Holdings, Inc.	2,182,170	61,000	Sumitomo Metal Mining Co., Ltd.	904,086
50,500	Tokio Marine Holdings, Inc.	1,503,345			2,512,490
		4,202,051	Oil & Gas Extraction—0.37%
			63,130	JX Holdings, Inc.*	350,202
Iron & Steel—2.24%			Other Financing Business—1.02%
35,500	JFE Holdings, Inc.	1,272,152	10,400	Orix Corp.	952,361
320,000	Kobe Steel, Ltd.	718,188	Other Products—2.32%
5,700	Kyoei Steel Ltd.	105,178	79,500	Namco Bandai Holdings Inc.	791,129
		2,095,518	2,500	Nintendo Co., Ltd.	838,979
Land Transportation—3.83%			60,000	Toppan Printing Co., Ltd.	547,533
22,700	East Japan Railway Co.	1,513,974			2,177,641
26,000	Hitachi Transport System, Ltd.	372,962
205,000	Nippon Express Co., Ltd.	961,412

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

Portfolio of Investments (continued)
April 30, 2010 (unaudited)

COMMON STOCKS (continued)

Shares		Value	Shares		Value
Pharmaceutical—3.42%			7,000	Saint Marc Holdings Co., Ltd.	$267,891
28,000	Daiichi Sankyo Co., Ltd.	$485,539	28,800	Shimachu Co., Ltd.	595,757
28,000	Kyorin Co., Ltd.	400,466	4,000	Shimamura Co., Ltd.	401,016
54,000	Mitsubishi Tanabe Pharma Corp.	712,302	14,400	Xebio Co., Ltd.	304,739
63,000	Rohto Pharmaceutical Co., Ltd.	686,290			3,899,194
12,100	Takeda Pharmaceutical Co., Ltd.	518,791	Rubber Products—0.69%
14,000	Tsumura & Company	407,580	39,000	Bridgestone Corp.	649,862
		3,210,968	Securities—1.41%
			190,800	Nomura Holdings Inc.	1,323,036
Precision Instruments—1.11%			Services—2.40%
12,400	BML, Inc.	299,301	51,500	Nichii Gakkan Co.	502,133
90,000	Shimadzu Corp.	745,077	275	NTT Data Corp.	994,204
		1,044,378	17,500.	Secom Co., Ltd.	757,728
Pulp & Paper—0.65%					2,254,065
129,000	Oji Paper Co., Ltd.	606,352	Textile & Apparel—1.26%
Real Estate—2.37%			90,500	Kuraray Co., Ltd.	1,185,142
85,000	Mitsui Fudosan Co., Ltd.	1,573,841	Transportation Equipment—9.93%
8,000	Sumitomo Realty & Development Co., Ltd.	164,302	20,000	Aisin Seiki Co., Ltd.	607,453
105,000	Tokyo Tatemono Co., Ltd.	484,650	87,000	Honda Motor Co., Ltd.	2,961,095
		2,222,793	365,000	Kawasaki Heavy Industries, Ltd.	1,143,765
Retail Trade—4.16%			67,900	Nissan Motor Co., Ltd.	591,591
20,400	ABC-Mart Inc.	725,640	14,100	Shimano Inc.	640,366
50,000	DCM Japan Holdings Co., Ltd.	335,592	21,000	Toyota Industries Corp.	611,815
85,000	J. Front Retailing Co., Ltd.	493,119	65,700	Toyota Motor Corp.	2,549,127
13,080	K's Holdings Corp.	346,317	10,000	TS Tech Co., Ltd.	210,142
5,500	Nitori Co., Ltd.	429,123			9,315,354

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

Portfolio of Investments (concluded)
April 30, 2010 (unaudited)

COMMON STOCKS (concluded)			SHORT-TERM INVESTMENTS—0.24%

Shares		Value	Principal Amount (000)		Value

Wholesale Trade—5.92%			U.S. DOLLAR TIME DEPOSIT—0.24%
35,500	Hitachi High-Technologies		$ 223	JPMorgan Chase Bank,
	Corp.	$ 777,573		0.10%, due 5/3/10
87,500	Mitsubishi Corp.	2,078,658		(Cost—$223,063)	$ 223,063
110,000	Mitsui & Co., Ltd.	1,711,836		Total Investments—98.86%
81,300	Sumitomo Corp.	982,899		(Cost—$91,028,338)	92,725,627
		5,550,966		Other assets less liabilities—1.14%	1,073,544
Total Common Stocks				NET ASSETS (Applicable to
(Cost—$90,805,275)		92,502,564		14,446,336 shares of capital stock
				outstanding; equivalent to $6.49
				per share)—100.00%	$ 93,799,171
			_______________
			* Non-income producing securities.

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

EQUITY CLASSIFICATIONS HELD April 30, 2010 (unaudited)		TEN LARGEST EQUITY POSITIONS HELD April 30, 2010 (unaudited)
Industry	Percent of Net Assets	Issue	Percent of Net Assets
Electric Appliances	14.86%	Mitsubishi UFJ Financial Group, Inc.	3.96%
Transportation Equipment	9.93	Honda Motor Co., Ltd.	3.16
Banks	8.34	Toyota Motor Corp.	2.72
Machinery	6.14	MS&AD Insurance Group Holdings, Inc.	2.33
Wholesale Trade	5.92	Mitsubishi Corp.	2.22
Chemicals	5.50	Sony Corp.	1.94
Insurance	4.48	Mitsubishi Heavy Industries, Ltd.	1.90
Retail Trade	4.16	Panasonic Corp.	1.89
Communication	3.96	NTT Corp.	1.85
Land Transportation	3.83	Mitsui & Co., Ltd.	1.83
Pharmaceutical	3.42
Non-Ferrous Metals	2.68
Foods	2.60
Services	2.40
Real Estate	2.37
Other Products	2.32
Iron & Steel	2.24
Electric Power & Gas	2.12
Construction	2.02
Glass & Ceramic Products	1.43
Securities	1.41
Textile & Apparel	1.26
Precision Instruments	1.11
Other Financing Business	1.02
Metal Products	1.01
Rubber Products	0.69
Pulp & Paper	0.65
Cosmetics	0.38
Oil & Gas Extraction	0.37

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

Statement of Assets and Liabilities
April 30, 2010 (unaudited)

Assets
Investment in securities, at value (cost—$91,028,338)	$92,725,627
Cash denominated in foreign currency (cost—$546,511)	543,097
Receivable for securities sold	111,148
Interest and dividends receivable	668,538
Prepaid expenses	20,789
Total assets	94,069,199
Liabilities
Payable for securities purchased	101,264
Payable for management fees	10,818
Payable for advisory fees	16,227
Payable for other affiliates	24,416
Audit and tax services	50,652
Accrued expenses and other liabilities	66,651
Total liabilities	270,028
Net Assets	$93,799,171
Net Assets consist of:
Capital stock, $0.01 par value per share; total 30,000,000 shares authorized; 14,446,336 shares issued and outstanding	$144,464
Paid-in capital in excess of par value	125,395,314
Undistributed net investment income	168,216
Accumulated net realized loss on investments	(33,587,572)
Net unrealized appreciation on investments and other assets and liabilities denominated in foreign currency	1,678,749
Net assets applicable to shares outstanding	$93,799,171
Net Asset Value Per Share	$6.49

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

Consolidated Statement of Operations
For the Six Months Ended April 30, 2010 (unaudited)

Investment income:
Dividends (net of withholding taxes of $57,572)	$764,887
Interest	88
Total investment income	764,975

Expenses:
Administration fee	119,091
Custodian fees and expenses	102,457
Investment advisory fee	95,027
Investment management fee	63,351
Audit and tax services	45,127
Reports and notices to stockholders	27,769
Directors' fees and expenses	27,769
Legal fees and expenses	27,273
Insurance expense	13,917
Transfer agency fee and expenses	5,653
Other	52,594
Total expenses	580,028
Net investment income	184,947
Realized and unrealized gains (losses) from investment activities and foreign currency transactions:
Net realized losses on investments	(1,305,659)
Net realized foreign currency transaction losses	(39,413)
Net change in unrealized appreciation (depreciation) on investments in equity securities	8,523,426
Net change in unrealized appreciation (depreciation) on short-term investments and other assets and liabilities denominated in foreign currency	(6,210)
Net realized and unrealized gains from investment activities and foreign currency transactions	7,172,144
Net increase in net assets resulting from operations	$7,357,091

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2010 (unaudited)	For the Year Ended October 31, 2009
Increase (decrease) in net assets from operations:
Net investment income	$184,947	$330,768
Net realized gain (loss) on:
Investments	(1,305,659)	(10,922,220)
Foreign currency transactions	(39,413)	204,867
Net change in unrealized appreciation (depreciation) on:
Investments in equity securities	8,523,426	19,849,241
Translation of short-term investments and other assets and liabilities denominated in foreign currency	(6,210)	(56,329)
Net increase in net assets resulting from operations	7,357,091	9,406,327
Dividends and distributions to stockholders from:
Net investment income	(548,766)	(606,127)
From capital stock transactions:
Sale of capital stock resulting from:
Reinvestment of dividends	26,750	47,301
Net increase in net assets	6,835,075	8,847,501
Net assets:
Beginning of period	86,964,096	78,116,595
End of period (including undistributed net investment income of $168,216 and $532,035, respectively)	$93,799,171	$86,964,096

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

Notes to Financial Statements

Organization and Significant Accounting Policies

The Japan Equity Fund, Inc. (the "Fund") was incorporated in Maryland on July 12, 1990 under its former name "The Japan Emerging Equity Fund, Inc." and commenced operations on July 24, 1992.  It is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.  Such policies are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements.  Actual reporting results could differ from those estimates.

Valuation of Investments—Securities which are listed on the Tokyo Stock Exchange, or listed on the over-the-counter market in Japan, or listed on other exchanges in Japan and for which market quotations are readily available, are valued at the last reported sales price available to the Fund at the close of business on the day the securities are being valued or, lacking any such sales, at the last available bid price.  In instances where quotations are not readily available or where the price as determined by the above procedures is deemed not to represent fair market value, fair value will be determined in such manner as the Board of Directors (the "Board") may prescribe. Short-term investments having a maturity of 60 days or less are valued at amortized cost, except where the Board determines that such valuation does not represent the fair value of the investment.  All other securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Board.

Foreign Currency Translation—The books and records of the Fund are maintained in U.S. dollars as follows:  (1) the foreign currency market value of investment securities and other assets and liabilities stated in Japanese yen are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.  The resulting exchange gains and losses are included in the Statement of Operations.  The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market price of securities.  The Fund intends to determine net asset value based on valuations made as of 5:00 p.m.  Tokyo time, on each day.

Tax Status—The Fund intends to continue to distribute substantially all of its taxable income and to comply with the minimum distribution and other requirements of the Internal Revenue Code of 1986 applicable to regulated investment companies.  Accordingly, no provision for federal income taxes is required.  The Fund is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.  The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

The Fund is not subject to any Japanese income, capital gains or other taxes except for withholding taxes on certain income, generally imposed at rates of 7% on interest and dividends, paid to the Fund by Japanese corporations.

Investment Transactions and Investment Income—Investment transactions are recorded on the trade date (the date upon which the order to buy or sell is executed). Realized and unrealized gains and losses from security and foreign currency transactions are calculated on the identified cost basis.  Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions from Japanese securities which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions. Interest income is recorded on an accrual basis.

Dividends and Distributions to Stockholders—The Fund records dividends and distributions payable to its stockholders on the ex-dividend date.  The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These book basis/tax basis ("book/tax") differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassifications.  Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Fair Value Measurements—In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the in-puts to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).  The guidance establishes three levels of fair value hierarchy as follows:

Level 1—Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2—Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
Level 3—Inputs that are unobservable.

A financial instrument's level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires significant judgment by Daiwa SB Investments (U.S.A.) Ltd. (the "Manager").  The Manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$92,725,627
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—
Total	$92,725,627
As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of April 30, 2010 is presented.

All portfolio holdings designated as Level 1 are disclosed individually in the Portfolio of Investments (POI). Please refer to the POI for industry specifics of the portfolio holdings.

Investment Manager and Investment Adviser

The Fund has an Investment Management Agreement with the Manager.  Daiwa SB Investments Ltd. ("DSBI" or the "Adviser"), an affiliate of the Manager, acts as the Fund's investment adviser pursuant to an Investment Advisory Agreement between the Manager and DSBI.  For such investment services, the Fund is obligated to pay the Manager a monthly fee at an annual rate of 0.60% of the first $20 million, 0.40% of the next $30 million, and 0.20% of the excess over $50 million of the Fund's average weekly net assets, of which 60% of this fee is paid by the Manager to DSBI.  In addition, the Fund has agreed to reimburse the Manager and the Adviser for all out-of-pocket expenses related to the Fund.  For the six months ended April 30, 2010, no such expenses were paid to the Manager or the Adviser.

At April 30, 2010, the Fund owed $27,045 to both the Manager and the Adviser.

The Japan Equity Fund, Inc.

Notes to Financial Statements (completed)

Administrator and Custodian and Other Related Parties

Daiwa Securities Trust Company ("DSTC"), an affiliate of the Adviser, provides certain administrative services to the Fund, for which the Fund pays to DSTC a monthly fee at an annual rate of 0.20% of the first $60 million of the Fund's average weekly net assets, 0.15% of the next $40 million and 0.10% of the excess over $100 million, with a minimum annual fee of $120,000.  In addition, as permitted by the Administration Agreement, the Fund reimburses the Administrator for its out-of-pocket expenses related to the Fund.  For the six months ended April 30, 2010, no such expenses were paid to the Administrator.

The Board of Directors of the Fund has also approved the payment of the administrative compliance expense for the Fund in the amount of $75,000 per annum to DSTC, for services provided by DSTC staff in implementing the Fund's compliance management system and the Fund's compliance review program. This amount is included in the administration fee in the Fund's Statement of Operations.

DSTC also acts as custodian for the Fund's assets and has appointed Sumitomo Mitsui Banking Corporation (the "Sub-Custodian"), an indirect affiliate of the Manager, to act as the sub-custodian for all of the cash and securities of the Fund held in Japan.  As compensation for its services as custodian, DSTC receives a monthly fee and reimbursement of out-of-pocket expenses.  Such expenses include fees and out-of-pocket expenses of the Sub-Custodian. During the six months ended April 30, 2010, DSTC and the Sub-Custodian earned $23,081 and $79,376, respectively, as compensation for custodial service to the Fund.

At April 30, 2010, the Fund owed $14,120, $6,250 and $4,046 to DSTC for administration, compliance and custodian fees, respectively, excluding fees and expenses of $7,306 payable to the Sub-Custodian.

During the six months ended April 30, 2010, the Fund paid or accrued $27,273 for legal services in connection with the Fund's on-going operations to a law firm to which the Fund's Assistant Secretary is a consultant.

Investments in Securities and Federal Income Tax Matters

For federal income tax purposes, the cost of securities owned at April 30, 2010 was $90,805,275, excluding short-term interest bearing investments.  At April 30, 2010, the net unrealized appreciation of investments for federal income tax purposes, excluding short-term securities, of $1,697,289 was composed of gross appreciation of $8,265,674 for those investments having an excess of value over cost, and gross depreciation of $6,568,385 for those investments having an excess of cost over value.  For the six months ended April 30, 2010, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $17,420,915 and $17,377,122, respectively.

At October 31, 2009, the Fund had a remaining capital loss carryover of $32,241,050, of which $12,645,344 expires in the year 2010, $5,263,332 expires in the year 2011, $3,410,154 expires in the year 2016 and $10,922,220 expires in the year 2017, available to offset future net capital gains.

Capital Stock

There are 30,000,000 shares of $0.01 par value common stock authorized. During the six months ended April 30, 2010, 5,136 shares were issued on December 30, 2009 at the reinvestment price of $5.21.  The net asset value per share on that date was $6.02. Of the 14,446,336 shares of the Fund outstanding at April 30, 2010, Daiwa Securities America Inc., an affiliate of the Manager, Adviser and DSTC, owned 15,025 shares.

The Japan Equity Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding during each period is presented below:

	For the Six Months Ended April 30, 2010	For the Years Ended October 31,
	(unaudited)	2009	2008	2007	2006	2005
Net asset value, beginning of period	$6.02	$5.41	$8.61	$8.58	$7.79	$6.24
Net investment income	0.01	0.02	0.05	0.02	0.01	— *
Net realized and unrealized gains (losses) on investments and foreign currency transactions	0.50	0.63	(3.25)	0.10	0.83	1.55
Net increase (decrease) in net asset value resulting from operations	0.51	0.65	(3.20)	0.12	0.84	1.55
Less: dividends and distributions to stockholders
Net investment income	(0.04)	(0.04)	—	(0.09)	(0.05)	—
Net asset value, end of period	$6.49	$6.02	$5.41	$8.61	$8.58	$7.79
Per share market value, end of period	$5.90	$5.10	$5.14	$7.97	$8.14	$8.51
Total investment return: (a)
Based on market price at beginning and end of period, assuming reinvestment of dividends	16.53%	0.07%	(35.51)%	(1.05)%	(3.68)%	39.97%
Based on net asset value at beginning and end of period, assuming reinvestment of dividends	8.59%	12.22%	(37.17)%	1.42%	10.91%	24.84%
Ratios and supplemental data:
Net assets, end of period (in millions)	$94.0	$87.0	$78.1	$124.3	$123.8	$112.4
Ratios to average net assets of:
Expenses, excluding tax applicable to net investment income	1.30%**	1.41%	1.15%	0.95%	0.94%	1.07%
Net investment income	0.42%**	0.41%	0.70%	0.20%	0.12%	0.07%
Portfolio turnover	19.75%	46.93%	34.78%	61.22%	59.36%	72.35%

*	Represents less than $0.005 per share.
(a)
Total investment return based on market value is calculated assuming the shares of the Fund's common stock were purchased at the closing market price as of the beginning of the year, dividends, capital gains and other distributions were reinvested as provided for in the Fund's dividend reinvestment plan and then sold at the closing market price per share on the last day of the period.  The computation does not reflect any sales commission investors may incur in purchasing or selling shares of the Fund.  The total investment return based on the net asset value is similarly computed except that the Fund's net asset value is substituted for the closing market value.

**	Annualized.

The Japan Equity Fund, Inc.

Results of Annual Meeting of Stockholders (unaudited)

On June 2, 2010, the Annual Meeting of Stockholders of The Japan Equity Fund, Inc. (the "Fund") was held and the following matter was voted upon and passed.

Election of two Class II Directors to the Board of Directors of the Fund, to serve for a term expiring on the date on which the Annual Meeting of Stockholders is held in the year 2013.

	Number of Shares/Votes
Class II	Voted For	Proxy Authority Withheld
David G. Harmer	10,829,097	1,425,957
Rahn K. Porter	11,511,360	743,694

In addition to the Directors re-elected at the Meeting, Austin C. Dowling, Yoshihiro Fujisawa, Martin J. Gruber and Richard J.  Herring were the other members of the Board who continued to serve as Directors of the Fund.

An Important Notice Concerning Our Privacy Policy

This Privacy Notice describes the types of non-public information we collect about you, the ways we safeguard the confidentiality of this information and when this information may be shared with others.  In this Privacy Notice, the terms "we," "our" and "us" refer to the Fund.  The term "you" in this Privacy Notice refers broadly to all of our individual stockholders (including prospective and former individual stockholders).

In order to provide you with services, we collect certain non-public information about you.  We obtain this personal information from the following sources:

•	Applications and other forms you submit to us.

•	Dealings and transactions with us or others.

We do not disclose any non-public personal information about you to anyone, except as permitted by law.  For instance, so that we may effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials.  These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose.

We maintain physical, electronic and procedural security measures that comply with federal standards to safeguard your non-public personal information.  Access to such information is restricted to those agents of the Fund who are trained in the proper handling of client information and who need to know that information in order to provide services to stockholders.

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BOARD OF DIRECTORS
Yoshihiro Fujisawa, Chairman
Austin C. Dowling
Martin J. Gruber
David G. Harmer
Richard J.  Herring
Rahn K. Porter
OFFICERS
Yoshiaki Uematsu
President
John J. O'Keefe
Vice President and Treasurer
Yuko Tatezawa
Secretary
Anthony Cambria
Chief Compliance Officer
Leonard B. Mackey, Jr.
Assistant Secretary
ADDRESS OF THE FUND
c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, NJ 07302-3051
INVESTMENT MANAGER
Daiwa SB Investments (U.S.A.) Ltd.
INVESTMENT ADVISER
Daiwa SB Investments Ltd.
ADMINISTRATOR AND CUSTODIAN
Daiwa Securities Trust Company
TRANSFER AGENT AND REGISTRAR
American Stock Transfer & Trust Company
LEGAL COUNSEL
Clifford Chance US LLP
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at prevailing market prices.
This report is sent to stockholders of the Fund for their information.  It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.
The financial information included herein is taken from the records of the Fund without examination by the Independent Registered Public Accounting Firm which does not express an opinion thereon.

Semi-Annual Report April 30, 2010
The Japan Equity Fund, Inc.
c/o Daiwa Securities Trust Company
One Evertrust Plaza
Jersey City, New Jersey 07302
INVESTMENT MANAGER
Daiwa SB Investments (U.S.A.) Ltd.
INVESTMENT ADVISER
Daiwa SB Investments Ltd.

Item 2.  Code of Ethics.

Not applicable for this semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable for this semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable for this semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for this semi-annual report.

Item 6.  Investments.

A schedule of investments is included as part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for this semi-annual report.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for this semi-annual report.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable for this semi-annual report.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)
The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant's second fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

Not applicable for this semi-annual report.

(a)(2)	Certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002.

(c)	Proxy Voting Guidelines for the registrant and its adviser.

Not applicable for this semi-annual report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Japan Equity Fund, Inc.

By	\s\ John J. O'Keefe
John J. O'Keefe, Principal Financial Officer

Date:  June 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O'Keefe
John J. O'Keefe, Principal Financial Officer

Date:  June 17, 2010

By	\s\ Yoshiaki Uematsu
Yoshiaki Uematsu, President and Principal Executive Officer

Date:  June 17, 2010

EXHIBIT (a)(2)

CERTIFICATION

PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002

I, John J. O'Keefe, certify that:

1.	I have reviewed this report on Form N-CSR of The Japan Equity Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.
The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)
Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)
all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: June 17, 2010

\s\ John J. O'Keefe
John J. O'Keefe, Principal Financial Officer

CERTIFICATION

PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002

I, Yoshiaki Uematsu, certify that:

1.	I have reviewed this report on Form N-CSR of The Japan Equity Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.
The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)
Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)
all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: June 17, 2010

By	\s\ Yoshiaki Uematsu
Yoshiaki Uematsu, President and Principal Executive Officer

EXHIBIT (b)

CERTIFICATION

PURSUANT TO SECTION 906

OF THE SARBANES-OXLEY ACT OF 2002

The undersigned, the Principal Financial Officer of The Japan Equity Fund, Inc. (the "Fund"), with respect to the Form N-CSR for the period ended April 30, 2010 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

1.	such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Fund.

Dated: June 17, 2010

\s\ John J. O'Keefe
John J. O'Keefe, Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the report or as a separate disclosure document.

CERTIFICATION

PURSUANT TO SECTION 906

OF THE SARBANES-OXLEY ACT OF 2002

The undersigned, the Principal Executive Officer of The Japan Equity Fund, Inc. (the "Fund"), with respect to the Form N-CSR for the period ended April 30, 2010 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

1.	such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Fund.

Dated: June 17, 2010

\s\ Yoshiaki Uematsu
Yoshiaki Uematsu, President and Principal Executive Officer

This certification is being furnished solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the report or as a separate disclosure document.